Income Taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforward	$ 87.4	$ 35.4
Provision for commission	0.0	5.4
Intangible assets	3.5	3.1
Research and development credit	2.4	0.2
Deferred compensation	2.2	0.3
Unearned premium reserve	1.2	1.0
Loss reserve discount	0.6	0.1
Unrealized losses	0.2	0.0
Deferred rent	0.2	0.1
Other accruals	3.5	0.9
Interest expense limitation	0.0	0.6
Total deferred tax assets	101.2	47.1
Valuation allowance	(93.2)	(39.6)
Total deferred income tax assets	8.0	7.5
Deferred tax liabilities
Property and equipment	0.3	0.1
Provision for commission	0.2	0.0
Capitalized software	6.1	3.3
Acquired intangibles	0.2	0.5
Unrealized gains	0.0	0.4
Spinnaker stepped-up adjustment	0.0	2.9
Deferred acquisition costs	0.9	0.3
Other	0.3	0.0
Total deferred tax liabilities	8.0	7.5
Deferred income tax assets, net	$ 0.0	$ 0.0